Notes Payable (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Expected volatility	60.00%
Risk free interest rates	0.65%
Warrant [Member]
Debt Instrument [Line Items]
Dividend yield	0.00%	0.00%
Expected life (in years)	5 years	5 years
Valuation method used	Black-Scholes valuation model	Black-Scholes valuation model
Warrant [Member] | Minimum [Member]
Debt Instrument [Line Items]
Expected volatility	47.50%	47.50%
Risk free interest rates	1.73%	1.73%
Warrant [Member] | Maximum [Member]
Debt Instrument [Line Items]
Expected volatility	47.70%	47.70%
Risk free interest rates	1.76%	1.76%